Property and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 526,994	$ 514,000
Land carrying value	$ 2,300,000		¥ 340.1	$ 2,300,000	¥ 340.1